LOSS PER SHARE	6 Months Ended
Sep. 30, 2024
Profit or loss [abstract]
LOSS PER SHARE

NOTE 11. LOSS PER SHARE

Basic earnings per share (“EPS”) is calculated by dividing the net loss attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted EPS is calculated by dividing the net loss attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. Shares issuable under Pre-Funded Warrants are considered outstanding for this purpose.

The calculation of Basic and Diluted EPS reflects the Pre-Funded Warrants as outstanding shares.

The following table reflects the loss and share data used in the basic and diluted EPS calculations (in thousands, except per share amounts):

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
Numerator
Net loss attributable to owners of the Company	$(1,360)	$(5,158)	$(3,016)	$(11,077)
Denominator
Weighted average number of shares – Basic and Diluted	1,076	890	1,063	888
Basic and diluted loss per share	$(1.26)	$(5.80)	$(2.84)	$(12.47)

Number of ordinary shares are retroactively adjusted to reflect the impact of the 1-for-20 reverse stock split on August 15, 2024.

The inclusion of the Company’s share purchase warrants (other than Pre-Funded Warrants, as described above), stock options and RSUs in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the three and six months ended September 30, 2024 and 2023. The following table reflects the Company’s outstanding securities by year that would have an anti-dilutive effect on loss per share and, accordingly, were excluded from the calculation.

	As of September 30,
	2024	2023
Warrants	481,581	–
Stock options	65,114	98,171
Restricted stock units	17,315	18,937